Post-employment Benefits - Summary of Additional Details on Defined Pension Plans Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Post Employment Benefits [Abstract]
Present value of defined benefit obligation	$ (17,889)	$ (15,938)	$ (10,778)
Fair value of plan assets	13,436	10,780
Net pension liability	$ 4,453	$ 5,158